Joint Development Agreement (Details Narrative)	1 Months Ended	12 Months Ended
	Jun. 30, 2019 USD ($) ft²	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Lease payments		$ 1,147,000	$ 564,000
Design costs expense		57,183,589	27,908,659
University of South Dakota Research Park Inc [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of lease agreement square feet | ft²	41,195
Lease completion of building initial term	12 years
Lease payments	$ 118,000
Design costs		2,120,000	2,120,000
Design costs expense		580,000	580,000
Budget remaining		2,700,000	2,700,000
Receivables project		0	0
Payables project		$ 0	$ 0
University of South Dakota Research Park Inc [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Pre construction costs	$ 2,700,000